Goodwill - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Copper	Dec. 31, 2017 CAD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill | $	$ 5,625	$ 5,172
Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
After-tax discount rate	10.00%	12.00%
Bottom of range [member] | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Copper price per pound	3.10
Top of range [member] | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Copper price per pound	3.18